SCHEDULE OF OTHER INCOME (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Other Income and Expenses [Abstract]
Foreign exchange gains	$ 156,937	$ 118,508	$ 72,974
Miscellaneous income	16	1,859	49,315
Total	$ 156,953	$ 120,367	$ 122,289